Non-controlling interests - Summarized financial information and additional information (Details)	12 Months Ended
Jun. 30, 2021
Haibo Logistics and Haibo Education
Non-controlling interest Considered material
Proportion of ownership interests held by non-controlling interests	44.00%
Zhenjiang Jianghe High School of Art [Member]
Non-controlling interest Considered material
Proportion of ownership interests held by non-controlling interests	49.00%
Juxian Technology [Member]
Non-controlling interest Considered material
Proportion of ownership interests held by non-controlling interests	49.00%
Xiantao Hailiang Education Logistics Management Co., Ltd [Member]
Non-controlling interest Considered material
Proportion of ownership interests held by non-controlling interests	10.00%